Revenue -Disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue
Disaggregation of revenue	¥ 1,468,293	¥ 773,936
Manachised hotels
Revenue
Disaggregation of revenue	836,111	446,798
Room
Revenue
Disaggregation of revenue	154,762	173,754
Food and beverage
Revenue
Disaggregation of revenue	11,996	12,263
Others
Revenue
Disaggregation of revenue	1,291	1,293
Leased hotels
Revenue
Disaggregation of revenue	168,049	187,310
Retail
Revenue
Disaggregation of revenue	416,591	112,933
Others
Revenue
Disaggregation of revenue	47,542	26,895
Upfront franchise fees
Revenue
Disaggregation of revenue	14,901	10,693
Continuing franchise fees
Revenue
Disaggregation of revenue	388,987	278,429
Sales of hotel supplies and other products
Revenue
Disaggregation of revenue	396,543	140,679
Other transactions with the franchisees
Revenue
Disaggregation of revenue	¥ 35,680	¥ 16,997